Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Total office rental expenses under all operating leases	¥ 49,689	¥ 20,799	¥ 12,780
Operating lease, not yet commenced, future minimum payments	¥ 855
Operating lease, not yet commenced, term of contract	2 years